Notes Payable	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Notes Payable

Note 6 – Notes Payable

Schedule of notes payable as of:

	June 30, 2023	December 31, 2022
Secured Royalty Participation Agreements (1)	$–	$150,000
Vehicle and equipment loans (2)	2,770	11,246
Notes payable (3)	1,350,477	285,000
Convertible notes payable, net of discount (4)	1,056,348	482,885
Total notes payable, net of discount of $945,293 and $1,823,265 as of June 30, 2023 and December 31, 2022, respectively	$2,409,595	$929,131

(1)	During June 2018, the Company entered into two (2) Secured Royalty Participation Agreements with Profile Solutions, Inc. (“PSI”) in exchange for working capital loans totaling $150,000. The loan amounts were due in June of 2019, plus an IRR of 18%. In consideration of these loan obligations, The Company agreed to pay a monthly royalty for one year being the greater of: x) 10% of the loan amount or y) 1.5% of the monthly gross revenues. PSI claims that these loans are in default, but the Company contends the loans reflected the terms of these agreements were usurious and contends that the loans are not legally enforceable obligations. This case was dismissed by the Court March 16, 2023 leaving a gain on extinguishment of $150,000. (See Legal Part I, 3.1)

(2)	In 2019, Malaysia borrowed $27,295 to purchase a car. The note accrues interest at 4.42% and matures in 5 years with a balance due as at June 30, 2023 of $2,770 (December 31, 2022 - $11,246).

(3)

In 2019, the Company engaged in agreements involving promissory notes with three lenders, collectively amounting to a principal balance of $375,000. These notes, bearing effective interest rates of 10%, mature within a one-year timeframe. Additionally, the Company allotted 45,000 shares of common stock, cumulatively valued, as a commitment incentive, resulting in an associated debt discount of $22,500. In the subsequent year, 2020, the Company further entered into promissory note arrangements with four lenders, culminating in an aggregate principal balance of $225,000. The effective interest rates for these notes range between 8% and 10% annually. As of December 31, 2022, the outstanding balance for the notes from both the 2019 and 2020 issuances amounted to $275,000, accompanied by accrued interest totaling $50,819.

On October 20, 2021, the Company issued a pair of promissory notes to investors, totaling $10,000. These notes were duly settled in their entirety on January 18, 2023 and April 3, 2023, respectively. Subsequently, on June 12, 2023, a conversion of principal took place, with $275,000 being converted at a rate of $0.05 per share, resulting in the issuance of 6,777,121 common shares. Among these, 5,522,303 shares were released, while the remaining 1,254,841 shares of common stock payable to a singular investor, with a fair value of $62,741 which is included in accounts payable and accrued expenses on the consolidated balance sheet as of June 30, 2023.

On May 1, 2023, the Company amended its convertible promissory note with Sharing Services Global Corporation (“SHRG”), wherein SHRG capitalized $222,556 of accrued interest and waive its conversion rights as per the original agreement, see below. The promissory note is no longer convertible and is included in the chart above with plain notes payable.

As of June 30, 2023, and December 31, 2022, the outstanding balance for these notes stood at $1,350,477 and $285,000, respectively.

(4)

During the fiscal year concluding on December 31, 2021, the Company issued a cumulative total of $2,423,738 in convertible promissory notes to investors. These notes featured varying maturity dates spanning from nine months to three years, coupled with interest rates ranging from 8% to 12% per annum. In addition, the Company distributed 154,173 shares of common stock and granted warrants allowing the purchase of 2,400,000 common stock shares at exercise prices spanning between $2.685 and $3.00 per share. The recorded value of both the common stock and warrants was attributed as a discount to the notes, valuated at fair market value.

In the second quarter of 2022, one of the notes held by investor MCUS LLC (“MCUS”) was extended by 60 days, until August 1, 2022. As part of the extension agreement, the Company issued 100,000 shares of common stock to the noteholder. Moreover, the conversion price of the note was reduced to the lower of (i) 50% of the lowest volume weighted average prices for common stock over the 30 trading days leading up to the conversion notice date and (ii) the Closing Price on the Closing Date, capped at $2.25. On August 18, 2022, this note was extended to September 30, 2022, in exchange for 200,000 shares of common stock and in the fourth quarter of 2022, this note was once again extended, this time until May 31, 2023.

On July 13, 2022, another note held by investor Leonite Fund 1, LP (”Leonite”), was extended to September 1, 2022, in exchange for 183,780 warrants, 75,512 common stock shares, and an increased principal amount of $70,833. On September 8, 2022, the same note was further extended to May 26, 2023, accompanied by a rise in the interest rate from 10% to 18% per annum. The amendment of this note resulted in a recognized loss on extinguishment amounting to $252,429.

Throughout the third and fourth quarters of 2022, the Company issued a collective sum of $400,000 in convertible notes payable, net of discount, in several installments to MCUS and Leonite. These notes accrued interest varying from 10% to prime plus 8% per annum and possessed maturity dates nine months from their issuance. Additionally, the lenders received 95,115 warrants with an exercise price equivalent to the lower of $2.685 or 65% of the lowest traded price over the preceding 30 days, and 81,760 warrants with an exercise price equal to the lower of $2.685 or 50% of the Volume Weighted Average Price (VWAP) over the preceding 30 days. All the warrants issued were set to expire five years after their issuance date.

During the year ended December 31, 2022, a sum of $798,526 in principal and $25,473 in accrued interest was converted into 4,114,816 common shares. As a result, a balance of $482,885, net of discount and accrued interest of $381,259 remained outstanding as of December 31, 2022.

In January 2023, the Company issued 5,266,763 upon the conversion of $263,000 in notes payable. Upon conversion and settlement of the derivative liability, the Company recognized a $318,678 gain on extinguishment.

On February 28, 2023, the Company entered into a comprehensive settlement and exchange agreement concerning a Senior Secured Convertible Promissory Note with Leonite. Under this agreement, Leonite agreed to settle its outstanding liability and cancel its warrants in exchange for 10,648,152 common stock shares of the Company to purchase common stock at $0.05 per share. As the debt was settled, the Company recognized a loss on extinguishment worth $132,142 and owed $637,684 worth of common shares. In the second quarter of 2023, the Company issued 6,340,591 common shares, leaving a payable balance of 4,307,561 shares of common stock valued at $573,336, which is included in accounts payable and accrued expenses on the consolidated balance sheet as of June 30, 2023.

On March 27, 2023, the Company executed an investment agreement with an institutional investor (“Holder”) for up to $7,000,000 through a convertible promissory note, share purchase agreement, and warrant agreement (the "2023 Note"). The 2023 Note, with a principal amount reaching up to $7,000,000, carried an original issue discount of 12% and was structured to be disbursed in four installments. These installments included a first disbursement of $1,000,000 on March 27, 2023, a second disbursement of $200,000 within three days after filing an S-1 registration statement, a third disbursement of $500,000 forty-five days after the effectiveness of the S-1 registration statement, and a fourth disbursement of $120,000 forty-five days after the third disbursement. The S-1 Registration Statement was filed on May 9, 2023. The 2023 Note bore an interest rate of seven percent (7%) per annum and could be redeemed by the Company at any time for an amount equivalent to one hundred twenty-five percent (125%) of the outstanding principal and interest on the Note. Additional disbursements were discretionary on the Holder's part and could be executed at any time. Should the Holder's broker decline custody of the issued securities, the Holder would have no obligation to adhere to the disbursement schedule, yet the option to make such disbursement would remain.

On April 11, 2023, the Company amended its Promissory Note with MCUS, resulting in the conversion price being fixed at $0.05. Since the Promissory Note is not significantly different after the amendment, the note was treated using modification accounting. After eliminating the bifurcated derivative liability, the company recorded a gain of $171,362 on settlement of derivative liabilities. On May 1, 2023, the Company partially settled its debt with MCUS by agreeing to issue 7,739,938 shares of common stock, of which 5,121,200 were issued, resulting in a loss on extinguishment of $79,212. The Company retains an obligation towards MCUS, entailing the issuance of 2,618,738 shares of common stock valued at $130,987, which is included in accounts payable and accrued expenses as of June 30, 2023.

Similarly, on May 1, 2023, the Company amended its convertible promissory note with SHRG, wherein SHRG capitalized $222,556 of accrued interest and waive its conversion rights as per the original agreement. However, this amendment was contingent upon the Company making a payment of $222,556 to SHRG, which was duly fulfilled in May 2023. This amendment was treated using extinguishment accounting which eliminated the bifurcated derivative liability and added additional debt discount resulted in a recorded gain of $557,793 on extinguishment.

As of June 30, 2023, the outstanding gross principal balance for the three convertible notes was $1,350,477, $227,777 and $1,773,864, and the remaining unamortized debt discount for each note was $40,736, $0, and $904,557, respectively.

As of December 31, 2022, the outstanding gross principal balance for the three convertible notes was $1,400,000, $267,082, and $639,068, and the remaining unamortized debt discount for each note was $1,259,825, $183,391, and $380,049, respectively.

The aggregate balance of all three convertible notes payable, net of discount, as of June 30, 2023 and December 31, 2022 was $2,406,825 and $482,885, respectively.